Restricted cash (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about restricted cash [Line Items]
Non-current		$ 13,438	$ 20,080
Current	$ 592,290	336,043	337,699
Restricted cash	592,290	349,481	357,779
Government funds received, included in current restricted	406,500	235,300	191,900
Government funding received mainly for the reimbursement of research and development expenses	404,200
Short-term commercial bank loans
Disclosure of detailed information about restricted cash [Line Items]
Bank time deposits pledged, restricted cash - current	$ 185,800	$ 14,900	$ 2,900